VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Equity Trust

            (File Nos. 333-56881 and 811-8817)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 143 (“Amendment”) to the Registration Statement of Voya Equity Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended and shall become effective on December 5, 2016. The Registrant is filing the Amendment for the purpose of registering two new series, Voya SMID Cap Growth Fund and Voya U.S. High Dividend Low Volatility Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP